Employee numbers and costs	12 Months Ended
Dec. 31, 2018
Employee numbers and costs
Employee numbers and costs

5.   Employee numbers and costs

The monthly average number of persons employed by the Group (including Executive Directors but excluding Non-executive Directors) and key management personnel during the year, analyzed by category, was as follows:

	Year ended	Year ended	Year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Executive Directors	2	1	2
Key management personnel	5	7	4
Total	7	8	6

The aggregate payroll costs of Executive Directors and key management personnel were as follows:

	Year ended	Year ended	Year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
(in thousands)	US $	US $	US $
Short term benefits:
Wages and salaries	3,040	2,288	1,528
Social security and other employer costs	234	252	67
Share based payments(1)	941	1,120	120
	4,215	3,660	1,715
(1)	The total share based payments does not reflect the out-of-period adjustment recorded in 2017 (Note 15).